Intangible Assets (Details) - Schedule of Amortization of Intangible Assets Attributable to Future Periods	Jun. 30, 2023 USD ($)
Schedule of Amortization of Intangible Assets Attributable to Future Periods [Abstract]
2024	$ 2,360,124
2025	2,076,224
2026	1,902,673
2027 and thereafter
Total	$ 6,339,021